CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Series A-1	Dec. 31, 2010 Series A-2	Dec. 31, 2009 Series A-2	Dec. 31, 2012 Series A-3	Dec. 31, 2011 Series A-3
Share Price	$ 0.15	$ 1.54	$ 1.83	$ 1.83	$ 1.93	$ 1.93